Supplementary Information to the Statements of Profit and Loss - Schedule of Additional Information about Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Supplementary Information to the Statements of Profit and Loss [Line Items]
Revenues from major customers		$ 53,649		$ 66,840	$ 48,929
Customer A [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Revenues from major customers	[1]	53,649		49,958	32,800
Customer B [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Revenues from major customers	[2]		[3]	$ 16,882	$ 16,129

[1]	Revenue is attributed to the Proprietary segment. Refer to Note 17 (c) for more information.
[2]	Revenue is attributed to the Proprietary segment. Refer to Note 17 (a) for more information.
[3]	In 2025, only Customer A exceeded 10% of total revenues.